Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2023
Vehicles [Member]
Statement [Line Items]
Estimated Useful Life	5 years
Office equipment and furniture [Member]
Statement [Line Items]
Estimated Useful Life	3-5 years
Property [Member]
Statement [Line Items]
Estimated Useful Life	20 years
Leasehold improvement [Member]
Statement [Line Items]
Estimated Useful Life	5 years